Filed pursuant to Rule 497(e)

File Nos. 033-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated November 1, 2013

to the Statutory Prospectus for Institutional Class, Class P, Administrative Class and Class D

Shares of all series of Allianz Funds except for AllianzGI Small-Cap Blend Fund and AllianzGI Money Market Fund

Dated August 28, 2013

Disclosure Relating to All Series of Allianz Funds, except for AllianzGI Small-Cap Blend Fund and

AllianzGI Money Market Fund (each, a “Fund,” and collectively, the “Funds”)

On October 9-10, 2013, the Board of Trustees of Allianz Funds (the “Trust”) approved an Expense Waiver Agreement between the Trust and Allianz Global Investors Fund Management LLC, effective as of November 1, 2013 for a one-year period. The Trust’s statutory prospectus is hereby revised to reflect the terms of the Expense Waiver Agreement, as described in further detail below.

Disclosure Relating to AllianzGI International Managed Volatility Fund

Within the Fund Summary relating to the AllianzGI International Managed Volatility Fund, the fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions(1)	Total Annual Fund Operating Expenses After Expense Reductions(1)
Institutional	0.80%	None	0.01%	0.81%	(0.20)%	0.61%
Class P	0.90	None	0.01	0.91	(0.20)	0.71
Administrative	0.80	0.25%	0.01	1.06	(0.20)	0.86
Class D	0.90	0.25	0.01	1.16	(0.20)	0.96

(1)	Effective November 1, 2013, AGIFM has contractually agreed to observe, through October 31, 2014, an irrevocable waiver of a portion of its administrative fees (“Management Fees” in the table above consist of administrative fees and advisory fees paid to AGIFM), which reduces the contractual fee rate by 0.20%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the

Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Share Class	1 Year	3 Years	5 Years	10 Years
Institutional	$62	$239	$430	$983
Class P	73	270	484	1,101
Administrative	88	317	565	1,276
Class D	98	349	619	1,391

Disclosure Relating to AllianzGI Large-Cap Growth Fund

Within the Fund Summary relating to the AllianzGI Large-Cap Growth Fund, the fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions(1)	Total Annual Fund Operating Expenses After Expense Reductions(1)
Institutional	0.75%	None	0.01%	0.76%	(0.05)%	0.71%
Class P	0.85	None	0.01	0.86	(0.05)	0.81
Administrative	0.75	0.25%	0.01	1.01	(0.05)	0.96
Class D	0.85	0.25	0.01	1.11	(0.05)	1.06

(1)	Effective November 1, 2013, AGIFM has contractually agreed to observe, through October 31, 2014, an irrevocable waiver of a portion of its advisory fees (“Management Fees” in the table above consist of administrative fees and advisory fees paid to AGIFM), which reduces the 0.45% contractual fee rate by 0.05% to 0.40%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Share Class	1 Year	3 Years	5 Years	10 Years
Institutional	$73	$238	$417	$938
Class P	83	269	472	1,056
Administrative	98	317	553	1,232
Class D	108	348	607	1,347

Disclosure Relating to AllianzGI NFJ Small-Cap Value Fund

Within the Fund Summary relating to the AllianzGI NFJ Small-Cap Value Fund, the fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions(1)	Total Annual Fund Operating Expenses After Expense Reductions(1)
Institutional	0.85%	None	0.01%	0.86%	(0.09)%	0.77%
Class P	0.95	None	0.01	0.96	(0.04)	0.92
Administrative	0.85	0.25%	0.01	1.11	(0.09)	1.02
Class D	0.95	0.25	0.01	1.21	(0.04)	1.17

(1)	Effective November 1, 2013, AGIFM has contractually agreed to observe, through October 31, 2014, (i) an irrevocable waiver of a portion of its advisory fees (“Management Fees” in the table above consist of administrative fees and advisory fees paid to AGIFM), which reduces the 0.60% contractual fee rate by 0.025% on assets in excess of $3 billion, by an additional 0.025% on assets in excess of $4 billion and by an additional 0.025% on assets in excess of $5 billion, each based on the Fund’s average daily net assets, and (ii) an irrevocable waiver of a portion of its administrative fees paid by Institutional and Administrative Class shares, which reduces the 0.30% contractual fee rate by 0.05% of the Fund’s daily net assets attributable to the particular share class.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Share Class	1 Year	3 Years	5 Years	10 Years
Institutional	$79	$265	$468	$1,052
Class P	94	302	527	1,174
Administrative	104	344	603	1,344
Class D	119	380	661	1,462

Disclosure Relating to AllianzGI Opportunity Fund

Within the Fund Summary relating to the AllianzGI Opportunity Fund, the fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions(1)	Total Annual Fund Operating Expenses After Expense Reductions(1)
Institutional	0.95%	None	0.02%	0.97%	(0.05)%	0.92%
Class P	1.05	None	0.02	1.07	(0.05)	1.02
Administrative	0.95	0.25%	0.02	1.22	(0.05)	1.17
Class D	1.05	0.25	0.02	1.32	(0.05)	1.27

(1)	Effective November 1, 2013, AGIFM has contractually agreed to observe, through October 31, 2014, an irrevocable waiver of a portion of its advisory fees (“Management Fees” in the table above consist of administrative fees and advisory fees paid to AGIFM), which reduces the 0.65% contractual fee rate by 0.05% to 0.60%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Share Class	1 Year	3 Years	5 Years	10 Years
Institutional	$94	$304	$531	$1,185
Class P	104	335	585	1,301
Administrative	119	382	666	1,473
Class D	129	413	719	1,586

Disclosure Relating to All Series of Allianz Funds, except for AllianzGI Small-Cap Blend Fund and AllianzGI Money Market Fund

Within the Management of the Funds section, the table under “Management Fees–Advisory Fees” is hereby revised in its entirety as follows:

Allianz Fund	Advisory Fees
AllianzGI Emerging Markets Opportunities, AllianzGI Global Small-Cap and AllianzGI Technology(1) Funds	0.90%
AllianzGI Wellness Fund	0.80%
AllianzGI Global Commodity Equity Fund	0.70%
AllianzGI Income & Growth(2) and AllianzGI NFJ All-Cap Value Funds	0.65%
AllianzGI Opportunity Fund(3)	0.62%
AllianzGI NFJ International Value(4) and AllianzGI NFJ Mid-Cap Value Funds	0.60%
AllianzGI NFJ Small-Cap Value Fund(5)	0.57%
AllianzGI Mid-Cap Fund	0.47%
AllianzGI Focused Growth Fund(6)	0.46%
AllianzGI NFJ Dividend Value(7) and AllianzGI NFJ Large-Cap Value Funds	0.45%
AllianzGI Large-Cap Growth Fund(8)	0.42%
AllianzGI International Managed Volatility Fund	0.40%
AllianzGI U.S. Managed Volatility	0.30%

(1)	Effective November 1, 2013, the Adviser has contractually agreed to observe, through October 31, 2014, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.90% contractual fee rate by 0.01% on net assets in excess of $2 billion, by an additional 0.015% on net assets in excess of $3 billion and by an additional 0.025% on net assets in excess of $5 billion, each based on the Fund’s average daily net assets.
(2)	Effective November 1, 2013, the Adviser has contractually agreed to observe, through October 31, 2014, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.65% contractual fee rate by 0.01% on net assets in excess of $2 billion, by an additional 0.015% on net assets in excess of $3 billion and by an additional 0.025% on net assets in excess of $5 billion, each based on the Fund’s average daily net assets.
(3)	Effective November 1, 2013, the Adviser has contractually agreed to observe, through October 31, 2014, an irrevocable fee waiver of a portion of the Investment Advisory Fee, which reduces the 0.65% contractual fee rate by 0.05% to 0.60%. An identical waiver arrangement was in place for the Fund from November 1, 2012 through October 31, 2013.
(4)	Effective November 1, 2013, the Adviser has contractually agreed to observe, through October 31, 2014, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.60% contractual fee rate by 0.01% on net assets in excess of $4 billion, by an additional 0.015% on net assets in excess of $5 billion and by an additional 0.025% on net assets in excess of $7.5 billion, each based on the Fund’s average daily net assets.
(5)	Effective November 1, 2013, the Adviser has contractually agreed to observe, through October 31, 2014, an irrevocable waiver of a portion of its Investment Advisory Fee, which reduces the 0.60% contractual fee rate by 0.025% on net assets in excess of $3 billion, by an additional 0.025% on net assets in excess of $4 billion and by an additional 0.025% on net assets in excess of $5 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement was in place for the Fund from November 1, 2012 through October 31, 2013.
(6)	Effective September 24, 2012, the Investment Advisory Fee was contractually reduced from 0.50% to 0.45%.

(7)	Effective November 1, 2013, the Adviser has contractually agreed to observe, through October 31, 2014, an irrevocable waiver of a portion of its Investment Advisory Fee, which reduces the 0.45% contractual fee rate by 0.025% on net assets in excess of $7.5 billion and by an additional 0.025% on net assets in excess of $10 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement was in place for the Fund from November 1, 2012 through October 31, 2013.
(8)	Effective November 1, 2013, the Adviser has contractually agreed to observe, through October 31, 2014, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.45% contractual fee rate by 0.05% to 0.40%. An identical waiver arrangement was in place for the Fund from November 1, 2012 through October 31, 2013.

Within the Management of the Funds section, the “Administration Fees” table under “Management Fees–Administrative Fees” is hereby revised in its entirety as follows:

Administration Fees

Allianz Fund	Institutional Class	Class P	Administrative Class	Class D
AllianzGI Emerging Markets Opportunities Fund	0.40%	0.50%	N/A	0.50%
AllianzGI Focused Growth Fund	0.30%	0.40%	0.30%	0.40%
AllianzGI Income & Growth Fund	0.30%	0.40%	N/A	0.40%
AllianzGI International Managed Volatility Fund(1)	0.20%	0.30%	0.20%	0.30%
AllianzGI Opportunity Fund	0.30%	0.40%	0.30%	0.40%
AllianzGI U.S. Managed Volatility Fund	0.30%	0.40%	0.30%	0.40%
AllianzGI NFJ All-Cap Value Fund	0.30%	0.40%	0.30%	0.40%
AllianzGI NFJ Dividend Value Fund	0.25%	0.35%	0.25%	0.35%
AllianzGI NFJ International Value Fund(2)	0.26%	0.36%	0.26%	0.36%
AllianzGI NFJ Large-Cap Value Fund	0.30%	0.40%	0.30%	0.40%
AllianzGI NFJ Mid-Cap Value Fund	0.30%	0.40%	0.30%	0.40%
AllianzGI NFJ Small-Cap Value Fund(3)	0.20%	0.35%	0.20%	0.35%
AllianzGI Global Commodity Equity Fund	0.35%	0.45%	N/A	0.45%
AllianzGI Global Small-Cap Fund	0.35%	0.45%	N/A	0.45%
AllianzGI Large-Cap Growth Fund	0.30%	0.40%	0.30%	0.40%
AllianzGI Mid-Cap Fund	0.30%	0.40%	0.30%	0.40%
AllianzGI Technology Fund	0.30%	0.40%	0.30%	0.40%
AllianzGI Wellness Fund	N/A	N/A	N/A	0.40%

(1)	Effective November 1, 2013, the Administrator has contractually agreed to observe, through October 31, 2014, an irrevocable waiver of a portion of its Administrative Fees, which reduces the contractual fee rate by 0.20%. An identical waiver arrangement was in place for the Fund from November 1, 2012 through October 31, 2013.
(2)

From November 1, 2011 through October 31, 2012, the Administrator had agreed to a voluntary 0.075% waiver of its Administrative Fees paid by all share classes based on the Fund’s average daily net assets. Effective November 1, 2012, the Administrator had contractually agreed to observe, through October 31, 2013, an irrevocable waiver of a portion of its Administrative Fees which reduced the contractual fee rate by 0.05%. From November 1, 2012 through October 31, 2013, the Administrator had voluntarily agreed to observe an additional waiver of a portion of its Administrative Fees which reduced the contractual fee rate by an additional 0.025%. Effective November 1, 2013, the Administrator has voluntarily agreed to observe a waiver of a portion of its Administrative Fees which reduces the contractual fee rate by 0.075%; this waiver may be revoked at any time by the Administrator in its discretion without prior notice.
(3)	Effective November 1, 2013, the Administrator has contractually agreed to observe, through October 31, 2014, an irrevocable waiver of a portion of its Administrative Fees paid by Institutional and Administrative Class shares in the amount of 0.05% of the Fund’s average daily net assets attributable to these particular share classes. An identical waiver arrangement was in place for the Fund from November 1, 2012 through October 31, 2013.

Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)

File Nos. 033-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated November 1, 2013

to the Statutory Prospectus for Class A, Class B, Class C and Class R

Shares of all series of Allianz Funds except for AllianzGI Small-Cap Blend Fund and AllianzGI Money Market Fund

Dated August 28, 2013

Disclosure Relating to All Series of Allianz Funds, except for AllianzGI Small-Cap Blend Fund and

AllianzGI Money Market Fund (each, a “Fund,” and collectively, the “Funds”)

On October 9-10, 2013, the Board of Trustees of Allianz Funds (the “Trust”) approved an Expense Waiver Agreement between the Trust and Allianz Global Investors Fund Management LLC, effective as of November 1, 2013 for a one-year period. The Trust’s statutory prospectus is hereby revised to reflect the terms of the Expense Waiver Agreement, as described in further detail below.

Disclosure Relating to AllianzGI International Managed Volatility Fund

Within the Fund Summary relating to the AllianzGI International Managed Volatility Fund, the fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)(1)
Class A	5.50%	1%
Class C	None	1%
Class R	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions(2)	Total Annual Fund Operating Expenses After Expense Reductions(2)
Class A	0.90%	0.25%	0.01%	1.16%	(0.20)%	0.96%
Class C	0.90	1.00	0.01	1.91	(0.20)	1.71
Class R	0.90	0.50	0.01	1.41	(0.20)	1.21

(1)	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
(2)	Effective November 1, 2013, AGIFM has contractually agreed to observe, through October 31, 2014, an irrevocable waiver of a portion of its administrative fees (“Management Fees” in the table above consist of administrative fees and advisory fees paid to AGIFM), which reduces the contractual fee rate by 0.20%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$643	$879	$1,135	$1,865	$643	$879	$1,135	$1,865
Class C	274	581	1,013	2,216	174	581	1,013	2,216
Class R	123	427	752	1,674	123	427	752	1,674

Disclosure Relating to AllianzGI Large-Cap Growth Fund

Within the Fund Summary relating to the AllianzGI Large-Cap Growth Fund, the fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)(1)
Class A	5.50%	1%
Class B	None	5%
Class C	None	1%
Class R	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions(2)	Total Annual Fund Operating Expenses After Expense Reductions(2)
Class A	0.85%	0.25%	0.01%	1.11%	(0.05)%	1.06%
Class B	0.85	1.00	0.01	1.86	(0.05)	1.81
Class C	0.85	1.00	0.01	1.86	(0.05)	1.81
Class R	0.85	0.50	0.01	1.36	(0.05)	1.31

(1)	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
(2)	Effective November 1, 2013, AGIFM has contractually agreed to observe, through October 31, 2014, an irrevocable waiver of a portion of its advisory fees (“Management Fees” in the table above consist of administrative fees and advisory fees paid to AGIFM), which reduces the 0.45% contractual fee rate by 0.05% to 0.40%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$652	$879	$1,123	$1,823	$652	$879	$1,123	$1,823
Class B	684	880	1,201	1,888	184	580	1,001	1,888
Class C	284	580	1,001	2,176	184	580	1,001	2,176
Class R	133	426	740	1,631	133	426	740	1,631

Disclosure Relating to AllianzGI NFJ Small-Cap Value Fund

Within the Fund Summary relating to the AllianzGI NFJ Small-Cap Value Fund, the fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)(1)
Class A	5.50%	1%
Class B	None	5%
Class C	None	1%
Class R	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions(2)	Total Annual Fund Operating Expenses After Expense Reductions(2)
Class A	0.95%	0.25%	0.01%	1.21%	(0.04)%	1.17%
Class B	0.95	1.00	0.01	1.96	(0.04)	1.92
Class C	0.95	1.00	0.01	1.96	(0.04)	1.92
Class R	0.95	0.50	0.01	1.46	(0.04)	1.42

(1)	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
(2)	Effective November 1, 2013, AGIFM has contractually agreed to observe, through October 31, 2014, an irrevocable waiver of a portion of its advisory fees (“Management Fees” in the table above consist of administrative fees and advisory fees paid to AGIFM), which reduces the 0.60% contractual fee rate by 0.025% on assets in excess of $3 billion, by an additional 0.025% on assets in excess of $4 billion and by an additional 0.025% on assets in excess of $5 billion, each based on the Fund’s average daily net assets.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$663	$909	$1,175	$1,932	$663	$909	$1,175	$1,932
Class B	695	911	1,254	1,997	195	611	1,054	1,997
Class C	295	611	1,054	2,282	195	611	1,054	2,282
Class R	145	458	794	1,743	145	458	794	1,743

Disclosure Relating to AllianzGI Opportunity Fund

Within the Fund Summary relating to the AllianzGI Opportunity Fund, the fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)(1)
Class A	5.50%	1%
Class B	None	5%
Class C	None	1%
Class R	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions(2)	Total Annual Fund Operating Expenses After Expense Reductions(2)
Class A	1.05%	0.25%	0.02%	1.32%	(0.05)%	1.27%
Class B	1.05	1.00	0.02	2.07	(0.05)	2.02
Class C	1.05	1.00	0.02	2.07	(0.05)	2.02
Class R	1.05	0.50	0.02	1.57	(0.05)	1.52

(1)	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
(2)	Effective November 1, 2013, AGIFM has contractually agreed to observe, through October 31, 2014, an irrevocable waiver of a portion of its advisory fees (“Management Fees” in the table above consist of administrative fees and advisory fees paid to AGIFM), which reduces the 0.65% contractual fee rate by 0.05% to 0.60%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$672	$941	$1,229	$2,049	$672	$941	$1,229	$2,049
Class B	705	944	1,309	2,114	205	644	1,109	2,114
Class C	305	644	1,109	2,396	205	644	1,109	2,396
Class R	155	491	850	1,863	155	491	850	1,863

Disclosure Relating to All Series of Allianz Funds, except for AllianzGI Small-Cap Blend Fund and AllianzGI Money Market Fund

Within the Management of the Funds section, the table under “Management Fees–Advisory Fees” is hereby revised in its entirety as follows:

Allianz Fund	Advisory Fees
AllianzGI Emerging Markets Opportunities, AllianzGI Global Small-Cap and AllianzGI Technology(1) Funds	0.90%
AllianzGI Wellness Fund	0.80%
AllianzGI Global Commodity Equity Fund	0.70%
AllianzGI Income & Growth(2) and AllianzGI NFJ All-Cap Value Funds	0.65%
AllianzGI Opportunity Fund(3)	0.62%
AllianzGI NFJ International Value(4) and AllianzGI NFJ Mid-Cap Value Funds	0.60%
AllianzGI NFJ Small-Cap Value Fund(5)	0.57%
AllianzGI Mid-Cap Fund	0.47%
AllianzGI Focused Growth Fund(6)	0.46%
AllianzGI NFJ Dividend Value(7) and AllianzGI NFJ Large-Cap Value Funds	0.45%
AllianzGI Large-Cap Growth Fund(8)	0.42%
AllianzGI International Managed Volatility Fund	0.40%
AllianzGI U.S. Managed Volatility	0.30%

(1)	Effective November 1, 2013, the Adviser has contractually agreed to observe, through October 31, 2014, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.90% contractual fee rate by 0.01% on net assets in excess of $2 billion, by an additional 0.015% on net assets in excess of $3 billion and by an additional 0.025% on net assets in excess of $5 billion, each based on the Fund’s average daily net assets.
(2)	Effective November 1, 2013, the Adviser has contractually agreed to observe, through October 31, 2014, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.65% contractual fee rate by 0.01% on net assets in excess of $2 billion, by an additional 0.015% on net assets in excess of $3 billion and by an additional 0.025% on net assets in excess of $5 billion, each based on the Fund’s average daily net assets.
(3)	Effective November 1, 2013, the Adviser has contractually agreed to observe, through October 31, 2014, an irrevocable fee waiver of a portion of the Investment Advisory Fee, which reduces the 0.65% contractual fee rate by 0.05% to 0.60%. An identical waiver arrangement was in place for the Fund from November 1, 2012 through October 31, 2013.
(4)	Effective November 1, 2013, the Adviser has contractually agreed to observe, through October 31, 2014, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.60% contractual fee rate by 0.01% on net assets in excess of $4 billion, by an additional 0.015% on net assets in excess of $5 billion and by an additional 0.025% on net assets in excess of $7.5 billion, each based on the Fund’s average daily net assets.
(5)	Effective November 1, 2013, the Adviser has contractually agreed to observe, through October 31, 2014, an irrevocable waiver of a portion of its Investment Advisory Fee, which reduces the 0.60% contractual fee rate by 0.025% on net assets in excess of $3 billion, by an additional 0.025% on net assets in excess of $4 billion and by an additional 0.025% on net assets in excess of $5 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement was in place for the Fund from November 1, 2012 through October 31, 2013.

(6)	Effective September 24, 2012, the Investment Advisory Fee was contractually reduced from 0.50% to 0.45%.
(7)	Effective November 1, 2013, the Adviser has contractually agreed to observe, through October 31, 2014, an irrevocable waiver of a portion of its Investment Advisory Fee, which reduces the 0.45% contractual fee rate by 0.025% on net assets in excess of $7.5 billion and by an additional 0.025% on net assets in excess of $10 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement was in place for the Fund from November 1, 2012 through October 31, 2013.
(8)	Effective November 1, 2013, the Adviser has contractually agreed to observe, through October 31, 2014, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.45% contractual fee rate by 0.05% to 0.40%. An identical waiver arrangement was in place for the Fund from November 1, 2012 through October 31, 2013.

Within the Management of the Funds section, the “Administration Fees” table under “Management Fees–Administrative Fees” is hereby revised in its entirety as follows:

Administration Fees

Allianz Fund	Class A	Class B	Class C	Class R
AllianzGI Emerging Markets Opportunities Fund	0.50%	N/A	0.50%	N/A
AllianzGI Focused Growth Fund	0.40%	0.40%	0.40%	0.40%
AllianzGI Income & Growth Fund	0.40%	N/A	0.40%	0.40%
AllianzGI International Managed Volatility Fund(1)	0.30%	N/A	0.30%	0.30%
AllianzGI Opportunity Fund	0.40%	0.40%	0.40%	0.40%
AllianzGI U.S. Managed Volatility Fund	0.40%	0.40%	0.40%	N/A
AllianzGI NFJ All-Cap Value Fund	0.40%	0.40%	0.40%	N/A
AllianzGI NFJ Dividend Value Fund	0.35%	0.35%	0.35%	0.35%
AllianzGI NFJ International Value Fund(2)	0.36%	N/A	0.36%	0.36%
AllianzGI NFJ Large-Cap Value Fund	0.40%	0.40%	0.40%	0.40%
AllianzGI NFJ Mid-Cap Value Fund	0.40%	0.40%	0.40%	0.40%
AllianzGI NFJ Small-Cap Value Fund	0.35%	0.35%	0.35%	0.35%
AllianzGI Global Commodity Equity Fund	0.45%	N/A	0.45%	N/A
AllianzGI Global Small-Cap Fund	0.45%	0.45%	0.45%	N/A
AllianzGI Large-Cap Growth Fund	0.40%	0.40%	0.40%	0.40%
AllianzGI Mid-Cap Fund	0.40%	0.40%	0.40%	0.40%
AllianzGI Technology Fund	0.40%	0.40%	0.40%	N/A
AllianzGI Wellness Fund	0.40%	0.40%	0.40%	N/A

(1)	Effective November 1, 2013, the Administrator has contractually agreed to observe, through October 31, 2014, an irrevocable waiver of a portion of its Administrative Fees, which reduces the contractual fee rate by 0.20%. An identical waiver arrangement was in place for the Fund from November 1, 2012 through October 31, 2013.

(2)	From November 1, 2011 through October 31, 2012, the Administrator had agreed to a voluntary 0.075% waiver of its Administrative Fees paid by all share classes based on the Fund’s average daily net assets. Effective November 1, 2012, the Administrator had contractually agreed to observe, through October 31, 2013, an irrevocable waiver of a portion of its Administrative Fees which reduced the contractual fee rate by 0.05%. From November 1, 2012 through October 31, 2013, the Administrator had voluntarily agreed to observe an additional waiver of a portion of its Administrative Fees which reduced the contractual fee rate by an additional 0.025%. Effective November 1, 2013, the Administrator has voluntarily agreed to observe a waiver of a portion of its Administrative Fees which reduces the contractual fee rate by 0.075%; this waiver may be revoked at any time by the Administrator in its discretion without prior notice.

Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)

File Nos. 033-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated November 1, 2013

to the Statement of Additional Information (the “SAI”)

of all series of Allianz Funds except for AllianzGI Small-Cap Blend Fund and AllianzGI Money Market Fund

Dated August 28, 2013 (as revised September 20, 2013)

Disclosure Relating to All Series of Allianz Funds, except for AllianzGI Small-Cap Blend Fund and

AllianzGI Money Market Fund (each, a “Fund,” and collectively, the “Funds”)

Within the Management of the Trust section, the first table in the “Investment Adviser – Advisory Agreement” sub-section is hereby revised in its entirety as follows:

The Adviser currently receives a monthly investment advisory fee from each Fund at the following annual rates (based on the average daily net assets of the particular Funds):

Fund	Advisory Fee Rate
Emerging Markets Opportunities, Global Small-Cap and Technology(1)	0.90%
Wellness	0.80%
Global Commodity Equity	0.70%
Income & Growth(2), NFJ All-Cap Value and Opportunity(3)	0.65%
NFJ International Value(4), NFJ Mid-Cap Value and NFJ Small-Cap Value(5)	0.60%
Mid-Cap	0.47%
NFJ Dividend Value(6), NFJ Large-Cap Value, Focused Growth(7) and Large-Cap Growth(8)	0.45%
International Managed Volatility	0.40%
U.S. Managed Volatility	0.30%

(1)	Effective November 1, 2013, the Adviser has contractually agreed to observe, through October 31, 2014, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.90% contractual fee rate by 0.01% on net assets in excess of $2 billion, by an additional 0.015% on net assets in excess of $3 billion and by an additional 0.025% on net assets in excess of $5 billion, each based on the Fund’s average daily net assets.
(2)	Effective November 1, 2013, the Adviser has contractually agreed to observe, through October 31, 2014, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.65% contractual fee rate by 0.01% on net assets in excess of $2 billion, by an additional 0.015% on net assets in excess of $3 billion and by an additional 0.025% on net assets in excess of $5 billion, each based on the Fund’s average daily net assets.
(3)	Effective November 1, 2013, the Adviser has contractually agreed to observe, through October 31, 2014, an irrevocable fee waiver of a portion of the Investment Advisory Fee, which reduces the 0.65% contractual fee rate by 0.05% to 0.60%. An identical waiver arrangement was in place for the Fund from November 1, 2012 through October 31, 2013.
(4)	Effective November 1, 2013, the Adviser has contractually agreed to observe, through October 31, 2014, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.60% contractual fee rate by 0.01% on net assets in excess of $4 billion, by an additional 0.015% on net assets in excess of $5 billion and by an additional 0.025% on net assets in excess of $7.5 billion, each based on the Fund’s average daily net assets.

(5)	Effective November 1, 2013, the Adviser has contractually agreed to observe, through October 31, 2014, an irrevocable waiver of a portion of its Investment Advisory Fee, which reduces the 0.60% contractual fee rate by 0.025% on net assets in excess of $3 billion, by an additional 0.025% on net assets in excess of $4 billion and by an additional 0.025% on net assets in excess of $5 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement was in place for the Fund from November 1, 2012 through October 31, 2013.
(6)	Effective November 1, 2013, the Adviser has contractually agreed to observe, through October 31, 2014, an irrevocable waiver of a portion of its Investment Advisory Fee, which reduces the 0.45% contractual fee rate by 0.025% on net assets in excess of $7.5 billion and by an additional 0.025% on net assets in excess of $10 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement was in place for the Fund from November 1, 2012 through October 31, 2013.
(7)	Effective September 24, 2012, the Investment Advisory Fee was contractually reduced from 0.50% to 0.45%.
(8)	Effective November 1, 2013, the Adviser has contractually agreed to observe, through October 31, 2014, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.45% contractual fee rate by 0.05% to 0.40%. An identical waiver arrangement was in place for the Fund from November 1, 2012 through October 31, 2013.

Within the Management of the Trust section, the “Administrative Fee Rate” table in the “Fund Administrator” sub-section is hereby revised in its entirety as follows:

Administrative Fee Rate

	Institutional and		Class A, Class B, Class C,
Fund	Administrative Classes(1)		Class D, and Class R(1)	Class P(1)
Emerging Markets Opportunities	0.40%		0.50%	0.50%
Focused Growth	0.30%		0.40%	0.40%
Global Commodity Equity	0.35%		0.45%	0.45%
Global Small-Cap	0.35%		0.45%	0.45%
Income & Growth	0.30%		0.40%	0.40%
International Managed Volatility(2)	0.40%		0.50%	0.50%
Large-Cap Growth	0.30%		0.40%	0.40%
Mid-Cap	0.30%		0.40%	0.40%
NFJ All-Cap Value	0.30%		0.40%	0.40%
NFJ Dividend Value	0.30%		0.40%	0.40%
NFJ International Value(3)	0.40%		0.50%	0.50%
NFJ Large-Cap Value	0.30%		0.40%	0.40%
NFJ Mid-Cap Value	0.30%		0.40%	0.40%
NFJ Small-Cap Value	0.30	%(4)	0.40%	0.40%
Opportunity	0.30%		0.40%	0.40%
Technology	0.30%		0.40%	0.40%
U.S. Managed Volatility	0.30%		0.40%	0.40%
Wellness	N/A		0.40%	N/A

(1)

The total Administrative Fee rate for each class of shares of the AllianzGI Emerging Markets Opportunities, AllianzGI International Managed Volatility and AllianzGI NFJ International Value Funds shall be reduced according to the following schedule, each based on such Fund’s aggregate average daily net assets: by 0.025% per annum on assets in excess of $250 million, by an additional 0.025% per annum on assets in excess of $500 million, by an additional 0.025% per annum on assets in excess of $1 billion, by an additional 0.025% per annum on assets in excess of $2.5 billion, by an additional 0.025% per annum on assets in excess of $5 billion and by an additional 0.025% per annum on assets in excess of $7.5 billion. To the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class. The total Administrative Fee rate for each class of shares of the AllianzGI Global Commodity Equity and AllianzGI Global Small-Cap Funds shall be reduced according to the following schedule, each based on such Fund’s aggregate average daily net assets: by 0.025% per annum on assets in excess of $500 million, by an additional 0.025% per annum on assets in excess of $1 billion, by an additional 0.025% per annum on assets in excess of $2.5 billion, by an additional 0.025% per annum on assets in excess of $5 billion and by an additional 0.025% per annum on assets in excess of $7.5 billion. To the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class. The total Administrative Fee rate for each class of shares of all other Allianz Funds shall be reduced according to the following schedule, each based on such Fund’s aggregate average daily net assets: by 0.025% per annum on assets in excess of $1 billion, by an additional 0.025% per annum on assets in excess of $2.5 billion, by an additional 0.025% per annum on assets in excess of $5 billion and by an additional 0.025% per annum on assets in excess of $7.5 billion. To the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class.
(2)	Effective November 1, 2013, the Administrator has contractually agreed to observe, through October 31, 2014, an irrevocable waiver of a portion of its Administrative Fees, which reduces the contractual fee rate by 0.20%. An identical waiver arrangement was in place for the Fund from November 1, 2012 through October 31, 2013.
(3)	From November 1, 2011 through October 31, 2012, the Administrator had agreed to a voluntary 0.075% waiver of its Administrative Fees paid by all share classes based on the Fund’s average daily net assets. Effective November 1, 2012, the Administrator had contractually agreed to observe, through October 31, 2013, an irrevocable waiver of a portion of its Administrative Fees which reduced the contractual fee rate by 0.05%. From November 1, 2012 through October 31, 2013, the Administrator had voluntarily agreed to observe an additional waiver of a portion of its Administrative Fees which reduced the contractual fee rate by an additional 0.025%. Effective November 1, 2013, the Administrator has voluntarily agreed to observe a waiver of a portion of its Administrative Fees which reduces the contractual fee rate by 0.075%; this waiver may be revoked at any time by the Administrator in its discretion without prior notice.
(4)	Effective November 1, 2013, the Administrator has contractually agreed to observe, through October 31, 2014, an irrevocable waiver of a portion of its Administrative Fees paid by Institutional and Administrative Class shares in the amount of 0.05% of the Fund’s average daily net assets attributable to these particular share classes. An identical waiver arrangement was in place for the Fund from November 1, 2012 through October 31, 2013.

Please retain this Supplement for future reference.